Description of Business and Basis of Presentation (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Feb. 25, 2020	Jun. 30, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Aug. 31, 2020	Aug. 30, 2020	Jun. 25, 2020	Jun. 24, 2020
Net losses					$ (2,803,080)		$ (4,657,894)				$ (9,502,602)	$ (6,638,013)
Common stock, shares authorized	150,000,000				750,000,000			150,000,000	150,000,000	750,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.01				$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of warrant to purchase shares of common stock	15,237,500				20,737,500			15,237,500		20,737,500	15,237,500
Working capital	$ (10,600,000)				$ 12,100,000			$ (10,600,000)		$ 12,100,000	$ (10,600,000)
Contingent liability	2,600,000				2,600,000			2,600,000		2,600,000	2,600,000
Proceeds from private placement					1,613,200						2,929,056
Cash flows from operations					(1,251,500)		31,473				(2,812,001)	(2,280,690)
Service Revenue							340,855				1,740,855
Vuong Trieu, CEO [Member]
Funded amount	70,000							70,000			70,000
Payment of related party debt		$ 50,000
Common Stock [Member]
Common stock, shares authorized														750,000,000	150,000,000
JH Darbie & Co., Inc. [Member]
Proceeds from private placement								$ 3,150,000		5,000,000	$ 1,850,000
Number of shares issued and sold								63			3.7
Payment of direct placement fees								$ 400,000		700,000
Placement agent fees								400,000		$ 650,000	$ 200,000
JH Darbie & Co., Inc. [Member] | Maximum [Member]
Number of shares issued and sold			100
GMP and Autotelic BIO [Member]
Service Revenue							300,000				1,700,000
Supplemental Agreement [Member] | Oncotelic, Inc. [Member]
Payment for services				$ 500,000
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Payment for services	1,200,000				1,200,000
Debt financing				$ 2,000,000		$ 2,000,000
Service Revenue						$ 900,000	$ 300,000
Restated 2015 Equity Incentive Plan [Member] | Common Stock [Member]
Increase the number of shares of Common Stock available for issuance																27,250,000	7,250,000
Increasing the maximum number of stock awards																1,000,000	500,000
Common stock, shares authorized																750,000,000	150,000,000
Restated 2015 Equity Incentive Plan [Member] | Common Stock [Member] | Subsequent Event [Member]
Common stock, shares authorized													750,000,000
Since Inception Date [Member]
Net losses					$ 24,400,000						22,100,000
Assumed working capital	$ (1,300,000)							$ (1,300,000)			$ (1,300,000)
Securities Purchase Agreement [Member] | Two Notes Payable [Member]
Proceeds from notes payable									$ 2,000,000